Condensed Consolidated Statement of Changes in Stockholders Equity (Deficit) (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Share to be issued	Retained Earnings	Accumulated other comprehensive loss
Balance, Amount at Dec. 31, 2019	$ 4,804,613	$ 0	$ 222,020	$ 5,000,000	$ (417,407)
Balance, Shares at Dec. 31, 2019		300,222,000
Stock issued during the year, Amount	$ 835,500		5,835,500	(5,000,000)		$ 0
Stock issued during the year, Shares	5,229,498
Foreign currency translation adjustment	$ 578,735				0	578,735
Net income for the year	2,675,037	$ 0	0	0	2,675,037	0
Balance, Amount at Dec. 31, 2020	8,893,885	$ 0	6,057,520	0	2,257,630	578,735
Balance, Shares at Dec. 31, 2020		305,451,498
Foreign currency translation adjustment	(51,933)					(51,933)
Net income for the year	652,084				652,084
Balance, Amount at Mar. 31, 2021	9,494,036		6,057,520		2,909,714	526,802
Balance, Shares at Mar. 31, 2021		305,451,498
Balance, Amount at Dec. 31, 2020	8,893,885	$ 0	6,057,520	0	2,257,630	578,735
Balance, Shares at Dec. 31, 2020		305,451,498
Foreign currency translation adjustment	319,762			0		319,762
Net income for the year	5,175,675				5,175,675	0
Related Party Payable Forgiveness	140,000	$ 0	140,000	$ 0	0	0
Balance, Amount at Dec. 31, 2021	14,529,322	$ 0	6,197,520		7,433,305	898,497
Balance, Shares at Dec. 31, 2021		305,451,498
Foreign currency translation adjustment	34,590					34,590
Net income for the year	560,855				560,855
Balance, Amount at Mar. 31, 2022	$ 15,124,767		$ 6,197,520		$ 7,994,160	$ 933,087
Balance, Shares at Mar. 31, 2022		305,451,498